Other investments (Details) ₨ in Millions, $ in Millions		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Other Investments [Line Items]
Current portion		₨ 23,687	$ 314	₨ 22,529
Non-current portion		328	$ 4	813
Cost [member]
Other Investments [Line Items]
Current portion		23,548		22,222
Non-current portion		2,725		2,724
Cost [member] | Investment in mutual funds [member]
Other Investments [Line Items]
Current portion		13,686		15,933
Cost [member] | Investment in Bonds [Member]
Other Investments [Line Items]
Current portion		1,851		5,272
Cost [member] | Investment in commercial paper [Member]
Other Investments [Line Items]
Current portion		967		459
Cost [member] | Investment in market linked debentures [Member]
Other Investments [Line Items]
Current portion		2,000		0
Cost [member] | Term deposits with banks [Member]
Other Investments [Line Items]
Current portion		5,044		558
Cost [member] | Investment in equity securities [Member]
Other Investments [Line Items]
Non-current portion	[1]	2,701		2,703
Cost [member] | Investment in others [Member]
Other Investments [Line Items]
Non-current portion		24		21
Unrealised gain/(loss) [member]
Other Investments [Line Items]
Current portion		139		307
Non-current portion		(2,397)		(1,911)
Unrealised gain/(loss) [member] | Investment in mutual funds [member]
Other Investments [Line Items]
Current portion		146		307
Unrealised gain/(loss) [member] | Investment in Bonds [Member]
Other Investments [Line Items]
Current portion		0		0
Unrealised gain/(loss) [member] | Investment in commercial paper [Member]
Other Investments [Line Items]
Current portion		0		0
Unrealised gain/(loss) [member] | Investment in market linked debentures [Member]
Other Investments [Line Items]
Current portion		(7)		0
Unrealised gain/(loss) [member] | Term deposits with banks [Member]
Other Investments [Line Items]
Current portion		0		0
Unrealised gain/(loss) [member] | Investment in equity securities [Member]
Other Investments [Line Items]
Non-current portion	[1]	(2,397)		(1,911)
Unrealised gain/(loss) [member] | Investment in others [Member]
Other Investments [Line Items]
Non-current portion		0		0
Fair value / amortized cost [Member]
Other Investments [Line Items]
Current portion	[2]	23,687		22,529
Non-current portion	[2]	328		813
Fair value / amortized cost [Member] | Investment in mutual funds [member]
Other Investments [Line Items]
Current portion	[2]	13,832		16,240
Fair value / amortized cost [Member] | Investment in Bonds [Member]
Other Investments [Line Items]
Current portion	[2]	1,851		5,272
Fair value / amortized cost [Member] | Investment in commercial paper [Member]
Other Investments [Line Items]
Current portion	[2]	967		459
Fair value / amortized cost [Member] | Investment in market linked debentures [Member]
Other Investments [Line Items]
Current portion	[2]	1,993		0
Fair value / amortized cost [Member] | Term deposits with banks [Member]
Other Investments [Line Items]
Current portion	[2]	5,044		558
Fair value / amortized cost [Member] | Investment in equity securities [Member]
Other Investments [Line Items]
Non-current portion	[1],[2]	304		792
Fair value / amortized cost [Member] | Investment in others [Member]
Other Investments [Line Items]
Non-current portion	[2]	₨ 24		₨ 21

[1]	Primarily represents the shares of Curis, Inc. Refer to Note 33 of these consolidated financial statements for further details.
[2]	Interest accrued but not due on bonds and debentures, commercial paper and term deposits with banks is included in other current assets.